December 13, 2001


                  SUPPLEMENT TO THE MAY 1 AND NOVEMBER 1, 2001
                PROSPECTUSES OF PIONEER VARIABLE CONTRACTS TRUST
                 (SUPERSEDES SUPPLEMENT DATED OCTOBER 11, 2001)

The following replaces the section entitled "Portfolio manager" for each respective portfolio:

PIONEER AMERICA INCOME VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER BALANCED VCT PORTFOLIO
Since May 1, 2001, day-to-day management of the portfolio is the responsibility of co-managers James Scott and Mark Stumpp. Mr. Scott is a Senior Managing Director of Prudential Quantitative Management, a unit of Prudential Investments, and has managed balanced and equity portfolios for Prudential's pension plans and several institutional clients since 1987. Mr. Stumpp is a Senior Managing Director of Prudential Investments and has managed investment portfolios since 1995.

PIONEER EMERGING MARKETS VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of Mark Madden, a senior vice president of Pioneer. Mr. Madden is supported by a team of portfolio managers and analysts who specialize in emerging market equity securities. This team provides research for the portfolio and other Pioneer mutual funds investing primarily in emerging market equity securities. Mr. Madden and the team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Madden joined Pioneer in 1990 as an equity analyst, has managed the portfolio since its inception and has been an investment professional since 1984. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Madden and the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER EQUITY-INCOME VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of John A.
Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and a senior vice president of Pioneer. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.

PIONEER EUROPE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. This team manages other Pioneer mutual funds investing primarily in European equity securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER GLOBAL FINANCIALS VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global equity securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global equity securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER GLOBAL TELECOMS VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global equity securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER GROWTH SHARES VCT PORTFOLIO
Since November 30, 2001, day-to-day management of the portfolio is the responsibility of co-managers Robert C. Junkin and Eric J. Weigel. The co-managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The co-managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Junkin, a vice president of Pioneer, joined Pioneer in 1997 as an analyst and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Junkin was a vice president and analyst at ABN AMRO from 1995 to 1996. Mr. Weigel, a senior vice president of Pioneer, joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the co-managers and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER HIGH YIELD VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of Margaret D. Patel. Ms. Patel joined Pioneer as a vice president in August 1999 and has been an investment professional since 1972. Prior to joining Pioneer, she was a portfolio manager at EQSF Advisers, Inc. from 1998 to 2000 and a portfolio manager of several mutual funds at Northstar Investment Management Corp. from 1995 to 1996. Ms. Patel is supported by a team of fixed income portfolio managers led by Kenneth J. Taubes, who is responsible for overseeing the U.S. and global fixed income team. This team manages other Pioneer mutual funds investing primarily in fixed income securities. Ms. Patel and the fixed income team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Ms. Patel and the fixed income team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in international equity securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER MID-CAP VALUE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, a vice president of Pioneer. Mr. Wright is supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Wright may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Wright and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER MONEY MARKET VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER FUND VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of John A.
Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and a senior vice president of Pioneer. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Caira. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of co-managers Thomas A. Crowley (lead manager), Kenneth G. Fuller and Robert C. Junkin. The co-managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The co-managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Crowley is a vice president of Pioneer. He joined Pioneer in 1996 as an analyst. Prior to joining Pioneer, Mr. Crowley was an electrical engineer for GTE from 1989 to 1996. Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. Mr. Junkin, a vice president of Pioneer, joined Pioneer in 1997 as an analyst and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Junkin was a vice president and analyst at ABN AMRO from 1995 to 1996. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the co-managers and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER SMALL CAP VALUE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts led by Kenneth G. Fuller. The team manages other Pioneer mutual funds investing primarily in small cap securities. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Fuller and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER SMALL COMPANY VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts led by Kenneth G. Fuller. The team manages other Pioneer mutual funds investing primarily in small cap securities. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Fuller and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

PIONEER STRATEGIC INCOME VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.


The following supplements the information presented under the corresponding sections of the Pioneer Money Market VCT Portfolio prospectus:

BASIC INFORMATION ABOUT PIONEER MONEY MARKET VCT PORTFOLIO

The following replaces the section entitled "Principal investment strategies":

The portfolio seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality money market securities. The portfolio may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The portfolio invests in high quality U.S. dollar denominated money market securities, including those issued by:

o U.S. and foreign banks
o Corporate issuers
o The U.S. government and its agencies and instrumentalities
o Foreign governments
o Multinational organizations such as the World Bank

The portfolio may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

The portfolio invests in U.S. government obligations and money market securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer Investment Management, Inc., the portfolio's investment adviser. If rating organizations differ in the rating assigned to a security, the portfolio will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's securities, Pioneer will promptly reassess whether the downgraded security presents minimal credit risk to the portfolio.

The portfolio invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 90 days or less. The portfolio's investments may have fixed, floating or variable interest rates.

In selecting the portfolio's investments, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

The following supplements the section entitled "Principal risks of investing in the portfolio":

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

o Inadequate financial information
o Smaller, less liquid and more volatile markets
o Political and economic upheavals

The following replaces the "Money market securities" text box:

MONEY MARKET SECURITIES

Money market securities include:

o Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
o Corporate debt securities, including commercial paper
o Obligations of U.S. and foreign banks
o Repurchase agreements
o Mortgage and asset-backed securities
o Securities issued by foreign governmental and corporate issuers
o Municipal obligations


The following supplements the "Fees and Expenses" section of the Pioneer Money Market VCT Portfolio prospectus. Please refer to the prospectus for the full text of the supplemented section:

FEES AND EXPENSES
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets    CLASS I
------------------------------------------------------
   Management Fee                                0.50%
   Distribution and Service (12b-1) Fee           None
   Other Expenses(1)                             0.26%
Total Operating Expenses(1)                      0.76%
------------------------------------------------------

(1) Effective December 3, 2001 Pioneer has agreed not to impose all or a portion of its fee and, if necessary, to limit other ordinary operating expenses to the extent required to ensure that the portfolio maintains a net asset value per share of $1.00. From time to time, Pioneer may choose not to impose all or a portion of its management fee and, if necessary, to limit other expenses to the extent required to enhance the portfolio's yield during periods when fixed expenses have a significant impact on the portfolio's yield due to low interest rates. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

The following replaces the "Distributions" section of the Pioneer Small Cap Value VCT Portfolio prospectus.

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

                                                                   11114-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                      PIONEER AMERICA INCOME VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11197-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                       PIONEER EQUITY-INCOME VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of John A.
Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and a senior vice president of Pioneer. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.



















                                                                   11198-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                     PIONEER EMERGING MARKETS VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of Mark Madden, a senior vice president of Pioneer. Mr. Madden is supported by a team of portfolio managers and analysts who specialize in emerging market equity securities. This team provides research for the portfolio and other Pioneer mutual funds investing primarily in emerging market equity securities. Mr. Madden and the team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Madden joined Pioneer in 1990 as an equity analyst, has managed the portfolio since its inception and has been an investment professional since 1984. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Madden and the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11199-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                          PIONEER EUROPE VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. This team manages other Pioneer mutual funds investing primarily in European equity securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11200-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                       PIONEER GROWTH SHARES VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Since November 30, 2001, day-to-day management of the portfolio is the responsibility of co-managers Robert C. Junkin and Eric J. Weigel. The co-managers are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. The co-managers may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Junkin, a vice president of Pioneer, joined Pioneer in 1997 as an analyst and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Junkin was a vice president and analyst at ABN AMRO from 1995 to 1996. Mr. Weigel, a senior vice president of Pioneer, joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises the co-managers and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11201-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                        PIONEER HIGH YIELD VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of Margaret D. Patel. Ms. Patel joined Pioneer as a vice president in August 1999 and has been an investment professional since 1972. Prior to joining Pioneer, she was a portfolio manager at EQSF Advisers, Inc. from 1998 to 2000 and a portfolio manager of several mutual funds at Northstar Investment Management Corp. from 1995 to 1996. Ms. Patel is supported by a team of fixed income portfolio managers led by Kenneth J. Taubes, who is responsible for overseeing the U.S. and global fixed income team. This team manages other Pioneer mutual funds investing primarily in fixed income securities. Ms. Patel and the fixed income team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Ms. Patel and the fixed income team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11202-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                       PIONEER MID-CAP VALUE VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, a vice president of Pioneer. Mr. Wright is supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Wright may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Wright and the domestic equity team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11203-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                           PIONEER FUND VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of John A.
Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is the head of portfolio management and a senior vice president of Pioneer. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, Mr. Hunnewell was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001. He was a global equity analyst with Putnam Investments from 1994 to 1999.



















                                                                   11204-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                         SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                    PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
                                DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Caira. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11205-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                               December 13, 2001


                        SUPPLEMENT TO THE PROSPECTUS OF
                        PIONEER VARIABLE CONTRACTS TRUST
                      PIONEER SMALL COMPANY VCT PORTFOLIO
                               DATED MAY 1, 2001


The following replaces the section entitled "Portfolio manager":

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts led by Kenneth G. Fuller. The team manages other Pioneer mutual funds investing primarily in small cap securities. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Fuller and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.



















                                                                   11206-00-1201
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds